Investments - Real Estate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Real estate
Depreciation expense on invested real estate	$ 66.1	$ 67.4	$ 65.2
Accumulated depreciation on invested real estate	$ 708.5	$ 652.0